PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepayments And Other Current Assets Net
SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following as of March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022
Prepayments (including $2,451,765 and $2,255,288 to related parties as of March 31, 2023 and December 31, 2022, respectively)	$3,032,303	$3,001,866
Other current assets	45,314	4,631
Total prepayments and other current assets	3,077,617	3,006,497
Less: Allowance for doubtful accounts (including $1,169,492 and $1,152,427 to related parties as of March 31, 2023 and December 31, 2022, respectively)	(1,254,386)	(1,247,580)
Prepayments and other current assets, net	$1,823,231	$1,758,917

Prepayments and other current assets consisted of the following as of December 31, 2022 and 2021:

	2022	2021
Prepayments (including $2,255,288 and $1,813,904 to related parties as of December 31, 2022 and 2021, respectively)	$3,001,866	$2,169,095
Other current assets	4,631	7,618
Total prepayments and other current assets	3,006,497	2,176,713
Less: Allowance for doubtful accounts (including $1,152,427 and $nil to related parties as of December 31, 2022 and 2021, respectively)	(1,247,580)	-
Prepayments and other current assets, net	$1,758,917	$2,176,713

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts movements is as follows:

	March 31, 2023	December 31, 2022
Beginning balance	$1,247,580	$-
Additions (Deductions) to allowance	(499)	1,284,005
Foreign currency translation adjustment	7,305	(36,425)
Ending balance	$1,254,386	$1,247,580

Allowance for doubtful accounts movement is as follows:

	2022	2021
Beginning balance	$-	$-
Additions to allowance	1,284,005	-
Foreign currency translation adjustment	(36,425)	-
Ending balance	$1,247,580	$-